Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and Cash Equivalent	$ 57,902	$ 137,564
Restricted cash	33,184	3,439
Accounts receivable, net	37,887	51,563
Inventory, net	98,666	83,343
Lease Liability	135,536
Prepaid expenses	11,725	16,120
Other current assets	19,909	2,228
Total current assets	259,273	294,257
Non-current assets:
Property and equipment, net1	327,192	344,846
Right-or-use assets - operating, net	86,773	95,846
Right-of-use assets - finance, net	12,947	14,811
Intangible assets, net1	275,342	293,994
Goodwill	208,173	283,484
Deferred tax asset	13,501	13,127
Other non-current assets	14,099	14,990
Total non-current assets	938,027	1,061,098
TOTAL ASSETS	1,197,300	1,355,355
Current liabilities:
Accounts payable	16,540	13,651
Accrued liabilities	58,017	54,296
Short-term borrowings	10,784	11,934
Income taxes payable	0	348
Less: current lease liabilities	9,793	9,629
Less: current lease liabilities	2,480	1,994
Deferred and contingent consideration, short-term	2,566	2,486
Total current liabilities	100,180	94,338
Non-current liabilities:
Long-term notes and loans payable, net	417,095	460,750
Operating lease liabilities	125,743	135,273
Finance lease liabilities	18,269	20,061
Deferred tax liability	33,619	38,950
Deferred and contingent consideration, long-term	5,815	7,736
Tax receivable agreement liability	71,603	79,457
Uncertain tax position liability	171,474	122,468
Other long-term liabilities	1,000	8,146
Total non-current liabilities	844,618	872,841
TOTAL LIABILITIES	944,798	967,179
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS’ EQUITY
Share capital	1,722,277	1,706,822
Additional paid-in-capital	120,047	122,750
Accumulated other comprehensive loss	(1,631)	(2,232)
Accumulated deficit	(1,500,244)	(1,352,486)
Equity of Cresco Labs Inc.	340,449	474,854
Non-controlling interests	(87,947)	(86,678)
TOTAL SHAREHOLDERS’ EQUITY	252,502	388,176
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,197,300	$ 1,355,355